                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08995

                           Navellier Millennium Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

               One East Liberty, Third Floor Reno, Nevada 89501
       -------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)


                              Louis G. Navellier
                One East Liberty, Third Floor Reno, Nevada 89501
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-877-8671

Date of Fiscal year end: December 31

Date of reporting period June 30, 2003

Item 1: Report(s) to Shareholders

                           NAVELLIER MILLENNIUM FUNDS







                                                               SEMIANNUAL REPORT
                                                                   June 30, 2003







                                   [GRAPHIC]


















                       Top 20 Portfolio
         International Growth Portfolio        [NAVELLIER
             Large Cap Growth Portfolio         Calculated Investing LOGO]
               Mid Cap Growth Portfolio

                                                SEMIANNUAL REPORT, June 30, 2003
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                   July 31, 2003

Dear Shareholder,

      After a lackluster first quarter of 2003, the second quarter provided some long overdue positive returns to the major equity markets. The Navellier Top 20 Portfolio captured a 5.8% lead over the benchmark for the first six months of the year, and an impressive lead of 11.3% during the second quarter. While the majority of the Navellier Millennium portfolios outperformed their benchmarks during the first six months of the year, this was specifically related to individual stock selection and not sector allocation.

      Looking forward, the evidence shows that we may have reached the bottom. As a result of this apparent opportunity, many of our models have started placing emphasis toward technology stocks in an effort to capture the upside if this bull market continues. Overall, our stock selection models are placing us in stocks that are exhibiting momentum created by analysts' predictions of future earnings growth and better fundamentals.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES NTGRX]

                                          TOP 20 PORTFOLIO      TOP 20 PORTFOLIO**    RUSSELL 3000 GROWTH        RUSSELL 3000
                                          ----------------      ------------------    -------------------        ------------
9/30/98                                        10000                  10000                  10000                  10000
                                               10310                   9800                  10782                  10759
                                               11110                  10560                  11603                  11417
12/31/98                                       12550                  11929                  12649                  12143
                                               14310                  13602                  13379                  12555
                                               13290                  12632                  12723                  12111
                                               14570                  13849                  13378                  12555
                                               15280                  14524                  13475                  13122
                                               14470                  13754                  13093                  12872
6/30/99                                        16960                  16120                  13993                  13523
                                               16710                  15883                  13549                  13113
                                               17390                  16529                  13718                  12964
                                               16560                  15740                  13467                  12632
                                               17530                  16662                  14437                  13425
                                               18490                  17575                  15265                  13800
12/31/99                                       22077                  20984                  16928                  14681
                                               22266                  21164                  16180                  14105
                                               31082                  29543                  17191                  14236
                                               26690                  25369                  18163                  15351
                                               24910                  23677                  17229                  14810
                                               21108                  20063                  16317                  14394
6/30/00                                        25679                  24408                  17612                  14821
                                               23140                  21995                  16824                  14559
                                               28070                  26680                  18363                  15638
                                               27838                  26460                  16681                  14930
                                               24046                  22856                  15852                  14718
                                               18843                  17910                  13479                  13361
12/31/00                                       20300                  19295                  13133                  13586
                                               19090                  18145                  14052                  14050
                                               16741                  15912                  11698                  12767
                                               16491                  15675                  10441                  11934
                                               18698                  17773                  11758                  12892
                                               18947                  18010                  11618                  12995
6/30/01                                        17547                  16679                  11394                  12755
                                               16729                  15901                  11061                  12545
                                               15851                  15066                  10171                  11805
                                               13941                  13251                   9113                  10763
                                               14688                  13961                   9616                  11014
                                               15341                  14581                  10532                  11862
12/31/01                                       16058                  15264                  10556                  12029
                                               15808                  15025                  10356                  11878
                                               15414                  14651                   9911                  11635
                                               15557                  14787                  10287                  12146
                                               15736                  14957                   9490                  11508
                                               15318                  14560                   9237                  11375
6/30/02                                        14650                  13925                   8387                  10556
                                               12727                  12099                   7869                   9717
                                               12823                  12189                   7891                   9763
                                               12035                  11440                   7088                   8737
                                               11545                  10975                   7720                   9433
                                               11211                  10657                   8160                  10003
12/31/02                                       10578                  10056                   7597                   9438
                                               10304                   9795                   7411                   9207
                                               10149                   9647                   7366                   9056
                                                9994                   9500                   7502                   9151
                                               11128                  10578                   8066                   9898
                                               11952                  11361                   8501                  10495
6/30/03                                        12620                  11997                   8621                  10637

                          TOP 20 PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                 RUSSELL
        PERIODS ENDED                                     3000     RUSSELL
        JUNE 30, 2003*        PORTFOLIO   PORTFOLIO**    GROWTH      3000
  --------------------------  ---------   -----------   --------   --------
  Six Months                     19.30%        13.41%     13.49%     12.71%
  One Year                     (13.85)%      (18.13)%      2.79%      0.77%
  Annualized Since
   Inception+                     5.02%         3.91%    (3.07)%      1.31%
  Value of a $10,000
   investment over Life of
   Fund+                        $12,620       $11,997     $8,621    $10,637
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 30, 1998

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES NAIMX]

                                           INTERNATIONAL          INTERNATIONAL
                                          GROWTH PORTFOLIO      GROWTH PORTFOLIO**     EAFE GROWTH INDEX          EAFE INDEX
                                          ----------------      ------------------     -----------------          ----------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9158                   8705                   9339                   9408
10/31/00                                        8419                   8002                   8909                   9187
11/30/00                                        7628                   7251                   8499                   8845
12/31/00                                        7310                   6948                   8659                   9161
1/31/01                                         7741                   7358                   8635                   9157
2/28/01                                         7074                   6724                   7759                   8471
3/31/01                                         6766                   6431                   7226                   7910
4/30/01                                         6828                   6490                   7725                   8465
5/31/01                                         6766                   6431                   7417                   8173
6/30/01                                         6612                   6285                   7058                   7842
7/31/01                                         6407                   6089                   6887                   7700
8/31/01                                         6366                   6050                   6573                   7506
9/30/01                                         5462                   5192                   5953                   6748
10/31/01                                        5565                   5289                   6190                   6920
11/30/01                                        5760                   5475                   6508                   7176
12/31/01                                        5893                   5602                   6546                   7219
1/31/02                                         5955                   5660                   6193                   6836
2/28/02                                         6129                   5826                   6277                   6884
3/31/02                                         6458                   6138                   6519                   7260
4/30/02                                         6376                   6060                   6557                   7312
5/31/02                                         6458                   6138                   6576                   7411
6/30/02                                         6283                   5972                   6408                   7119
7/31/02                                         5688                   5405                   5725                   6417
8/31/02                                         5678                   5395                   5682                   6404
9/30/02                                         5277                   5015                   5188                   5718
10/31/02                                        5298                   5034                   5482                   6025
11/30/02                                        5431                   5161                   5644                   6300
12/31/02                                        5232                   4972                   5514                   6088
1/31/03                                         5129                   4874                   5242                   5835
2/28/03                                         4954                   4708                   5129                   5701
3/31/03                                         4841                   4600                   5079                   5593
4/30/03                                         5407                   5138                   5524                   6148
5/31/03                                         5830                   5540                   5815                   6526
6/30/03                                         5861                   5569                   5918                   6688

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                   EAFE
        PERIODS ENDED                                    GROWTH      EAFE
        JUNE 30, 2003*        PORTFOLIO   PORTFOLIO**    INDEX      INDEX
  --------------------------  ---------   -----------   --------   --------
  Six Months                     12.01%         6.55%      7.33%      9.85%
  One Year                      (6.73)%      (11.36)%    (7.64)%    (6.06)%
  Annualized Since
   Inception+                  (17.28)%      (18.77)%   (16.99)%   (13.31)%
  Value of a $10,000
   investment over Life of
   Fund+                         $5,861        $5,569     $5,918     $6,688
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 5, 2000

      The stock market is still the place to be despite the fact that most stocks surged in the second quarter in the wake of the capital gain and dividend tax cuts in the economic stimulus package. The Federal Reserve Board made it very clear that short-term interest rates will remain low for a prolonged period of time and may move slightly lower. Despite the stability in short-term interest rates, long-term Treasury bond yields have risen up to 0.5% in the past few weeks, because bond market investors believe that interest rates have finally bottomed. This is potentially very bullish for the stock market, because some nervous bond investors will likely wander back to the stock market as yields move higher.

      The broader stock market indices just finished their best quarter in over four years. Normally after a strong advance, the stock market will settle down and begin to consolidate its gains. There are some questionable stocks that rallied in the past few months. We expect that the stock market will focus on the upcoming second quarter earnings announcement season and the cream will rise to the top. Typically, the more the stock market is focused on corporate earnings, the better the average stock in our growth portfolios should perform.

[LINE GRAPH -- LARGE CAP GROWTH PORTFOLIO - CLASS A SHARES NALMX]

                                          LARGE CAP GROWTH       LARGE CAP GROWTH
                                             PORTFOLIO             PORTFOLIO**        RUSSELL 1000 GROWTH          S&P 500
                                          ----------------       ----------------     -------------------          -------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9563                   9090                   9208                   9538
10/31/00                                        8663                   8234                   8772                   9498
11/30/00                                        7041                   6692                   7479                   8749
12/31/00                                        7496                   7125                   7243                   8792
1/31/01                                         7460                   7091                   7743                   9104
2/28/01                                         6176                   5871                   6428                   8274
3/31/01                                         5668                   5388                   5729                   7750
4/30/01                                         6007                   5710                   6453                   8352
5/31/01                                         5980                   5684                   6358                   8408
6/30/01                                         5633                   5354                   6211                   8204
7/31/01                                         5633                   5354                   6056                   8124
8/31/01                                         5401                   5134                   5561                   7616
9/30/01                                         5000                   4753                   5006                   7001
10/31/01                                        5107                   4854                   5268                   7134
11/30/01                                        5446                   5176                   5774                   7680
12/31/01                                        5535                   5261                   5763                   7748
1/31/02                                         5401                   5134                   5662                   7634
2/28/02                                         5134                   4880                   5427                   7487
3/31/02                                         5339                   5074                   5614                   7769
4/30/02                                         5258                   4998                   5156                   7298
5/31/02                                         5196                   4939                   5031                   7244
6/30/02                                         4920                   4676                   4566                   6728
7/31/02                                         4563                   4339                   4315                   6204
8/31/02                                         4599                   4373                   4328                   6245
9/30/02                                         4332                   4119                   3879                   5566
10/31/02                                        4447                   4229                   4235                   6056
11/30/02                                        4430                   4212                   4465                   6413
12/31/02                                        4127                   3924                   4156                   6036
1/31/03                                         4082                   3881                   4055                   5878
2/28/03                                         4144                   3941                   4037                   5790
3/31/03                                         4207                   4000                   4112                   5846
4/30/03                                         4367                   4153                   4416                   6328
5/31/03                                         4599                   4373                   4636                   6661
6/30/03                                         4733                   4500                   4700                   6746

                     LARGE CAP GROWTH PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                 RUSSELL
        PERIODS ENDED                                     1000       S&P
        JUNE 30, 2003         PORTFOLIO   PORTFOLIO**    GROWTH      500
  --------------------------  ---------   -----------   --------   --------
  Six Months                     14.69%         9.03%     13.09%     11.76%
  One Year                      (3.80)%       (8.61)%      2.94%      0.27%
  Annualized Since
   Inception+                  (23.33)%      (24.69)%   (23.51)%   (13.04)%
  Value of a $10,000
   investment over Life of
   Fund+                         $4,733        $4,500     $4,700     $6,746
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception September 5, 2000

[LINE GRAPH -- MID CAP GROWTH PORTFOLIO - CLASS A SHARES NMLAX]

                                           MID CAP GROWTH         MID CAP GROWTH         RUSSELL MIDCAP
                                             PORTFOLIO             PORTFOLIO**               GROWTH          RUSSELL 2000 GROWTH
                                           --------------         --------------         --------------      -------------------
5/1/02                                         10000                  10000                  10000                  10000
5/31/02                                         9740                   9259                   9676                   9435
6/30/02                                         9090                   8641                   8608                   8635
7/31/02                                         8280                   7871                   7771                   7308
8/31/02                                         8330                   7918                   7744                   7304
9/30/02                                         8000                   7605                   7129                   6777
10/31/02                                        8410                   7994                   7681                   7119
11/30/02                                        8720                   8289                   8283                   7825
12/31/02                                        7980                   7586                   7782                   7286
1/31/03                                         7840                   7452                   7706                   7088
2/28/03                                         7790                   7405                   7639                   6899
3/31/03                                         7870                   7481                   7781                   7003
4/30/03                                         8480                   8061                   8311                   7666
5/31/03                                         9140                   8688                   9110                   8530
6/30/03                                         9050                   8603                   9240                   8694

                      MID CAP GROWTH PORTFOLIO -- CLASS A

      TOTAL RETURNS FOR                                 RUSSELL    RUSSELL
         PERIOD ENDED                                    MIDCAP      2000
        JUNE 30, 2003*        PORTFOLIO   PORTFOLIO**    GROWTH     GROWTH
  --------------------------  ---------   -----------   --------   --------
  Six Months                     13.41%         7.74%     18.74%     19.33%
  One Year                      (0.44)%       (5.33)%      7.35%      0.69%
  Annualized Since
   Inception+                   (8.22)%      (12.13)%    (6.56)%   (11.32)%
  Value of a $10,000
   investment over Life of
   Fund+                         $9,050        $8,603     $9,240     $8,694
  * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  **Adjusted for maximum load of 4.95%
  + Inception May 1, 2002

      We expect that the average stock in our growth portfolios will post over 30% annual earnings growth in the near future due to robust profit margin expansion. In fact, there has been so much cost-cutting in corporate America during the past few years that the slightest increase in sales results in very healthy profit margin expansion. We also expect another spectacular round of big earnings surprises during the second quarter earnings announcement season.

      The Federal Reserve Board continues to pour money back into the U.S. economy, which helps boost consumer spending. Business spending is steadily improving after a three-year drought, largely due to the Federal Reserve Board pushing banks to resume their business lending. The economic stimulus package was an incredible success and is helping to restore investor confidence. Although the U.S. economy is now steadily improving, some regions, like California, continue to struggle. California's woes appear to be self-inflicted and are effectively an anchor that is holding back the overall U.S. economy. Despite California's problems, we expect that the U.S. economy will grow at least at a 3% annual pace for the remainder of the year.

      Overall, we expect that the stock market will likely slow down and concentrate on those stocks with the most outstanding fundamental characteristics. The flow of funds into the stock market has been strong during the past few months. Since the decimalization of Wall Street, the flow of funds has become even more important than ever before for determining the near-term direction of the stock market. If the flow of funds decelerates, as it often does during the summer months, then we expect that the stock market will become increasingly selective. This is still a stock-picking environment.

      Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8671 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, Marketmail.*

Sincerely,

/s/ Louis G. Navellier
Louis Navellier

*There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index. It is considered to be representative of the large cap market in general.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general.

The MSCI EAFE Growth Index is a market capitalization weighted index representing all 20 developed markets that make up the EAFE Index. All securities are classified as either growth or value based on price-to-book value ratios by each MSCI country index. The country growth indices are aggregated into regional growth indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003
(unaudited)

                    TOP 20 PORTFOLIO
--------------------------------------------------------
                                           Market Value
 Shares                                      (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 99.1%
BANKING -- 12.2%
  44,670  Flagstar Bancorp, Inc.          $    1,092,181
  25,550  Hudson City Bancorp, Inc.              653,313
                                          --------------
                                               1,745,494
                                          --------------
BIOTECHNOLOGY AND DRUGS -- 4.4%
  27,500  Amgen, Inc.*                           629,187
                                          --------------
CONSUMER PRODUCTS AND SERVICES -- 4.7%
   6,435  eBay, Inc.*                            670,398
                                          --------------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 21.6%
  70,670  Exult, Inc.*                           605,642
  71,025  Foundry Networks, Inc.*              1,022,760
  23,410  Netease.com, Inc.*                     853,529
  30,155  Progress Software Corp.*               625,113
                                          --------------
                                               3,107,044
                                          --------------
FINANCIAL SERVICES -- 4.7%
  18,405  iStar Financial, Inc.*                 671,782
                                          --------------
INSTRUMENTS -- 5.0%
  18,000  Dionex Corp.*                          715,500
                                          --------------
MANUFACTURING -- 10.6%
  13,850  Briggs & Stratton Corp.                699,425
  50,570  Select Comfort Corp.*                  828,337
                                          --------------
                                               1,527,762
                                          --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 8.4%
  12,060  Inamed Corp.*                          647,501
  12,510  Zimmer Holdings, Inc.*                 563,576
                                          --------------
                                               1,211,077
                                          --------------
OIL AND GAS SERVICES -- 8.6%
  10,540  Burlington Resources, Inc.             569,898
  25,375  National Fuel Gas Co.                  661,019
                                          --------------
                                               1,230,917
                                          --------------
REAL ESTATE -- 4.3%
  21,530  Developers Diversified Realty
            Corp.                                612,313
                                          --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 10.5%
  44,705  Nextel Communications, Inc.*           808,266
  80,410  Westell Technologies, Inc.*            695,547
                                          --------------
                                               1,503,813
                                          --------------
UTILITIES -- 4.1%
  11,255  Entergy Corp.                          594,039
                                          --------------
TOTAL COMMON STOCKS
  (COST $11,757,678)                          14,219,326
                                          --------------

---------------------------------------------------------
 Shares/                                    Market Value
Par Value                                     (Note 1)
---------------------------------------------------------
--------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
MONEY MARKET FUNDS -- N.M.
     974   FBR Fund for Government
             Investors                     $          974
                                           --------------
GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
$223,000   FHLB Discount Notes
             0.5% due 7/1/03                      222,997
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $223,971)                                 223,971
                                           --------------
TOTAL INVESTMENTS -- 100.7%
  (COST $11,981,649)                       $   14,443,297
Liabilities in Excess of Other
  Assets -- (0.7%)                               (105,162)
                                           --------------
NET ASSETS -- 100.0%                       $   14,338,135
                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
    Class A Shares                         $   18,226,126
    Class B Shares                              6,855,135
    Class C Shares                              4,290,459
Net Investment Loss                               (52,365)
Accumulated Net Realized Loss on
  Investments                                 (17,442,868)
Net Unrealized Appreciation of
  Investments                                   2,461,648
                                           --------------
NET ASSETS                                 $   14,338,135
                                           ==============
  CLASS A                                  $    9,694,034
                                           ==============
  CLASS B                                  $    2,901,867
                                           ==============
  CLASS C                                  $    1,742,234
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 917,321 Shares Outstanding)
                                                   $10.57
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $10.57)                          $11.12
                                           ==============
  CLASS B SHARES
    (Based on 283,671 Shares Outstanding)
                                                   $10.23
                                           ==============
  CLASS C SHARES
    (Based on 170,012 Shares Outstanding)
                                                   $10.25
                                           ==============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 98.1%
AUTOMOTIVE -- 3.1%
     2,420  Nissan Motor Co. Ltd., ADR
              (Japan)                      $    45,859
                                           -----------
BANKING -- 7.8%
       365  Australia and New Zealand
              Banking Group Ltd. ADR
              (Australia)                       22,769
     4,995  Banco Santander Central S.A.
              ADR (Spain)                       44,056
       890  UBS AG ADR* (Switzerland)           49,306
                                           -----------
                                               116,131
                                           -----------
BIOTECHNOLOGY AND DRUGS -- 2.6%
     1,135  Novo-Nordisk ADR (Denmark)          39,350
                                           -----------
BUILDING AND CONSTRUCTION -- 6.7%
     2,465  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                 55,906
     2,160  Masonite International Corp.
              ADR* (Canada)                     44,820
                                           -----------
                                               100,726
                                           -----------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 11.5%
     2,980  Seagate Technology ADR*
              (Cayman Islands)                  52,597
     1,540  Logitech International S.A.
              ADR* (Switzerland)                57,996
     2,070  SAP AG ADR (Germany)                60,485
                                           -----------
                                               171,078
                                           -----------
CONSULTING SERVICES -- 2.7%
     2,245  Accenture Ltd. ADR (Bermuda)        40,612
                                           -----------
CONSUMER PRODUCTS AND SERVICES -- 4.3%
     1,620  Electrolux AB ADR (Sweden)          64,379
                                           -----------
ELECTRONICS -- 4.8%
       965  Canon, Inc. ADR (Japan)             44,052
       675  Garmin Ltd. ADR* (Cayman
              Islands)                          26,912
                                           -----------
                                                70,964
                                           -----------
FINANCIAL SERVICES -- 4.3%
     2,160  Allied Irish Banks PLC ADR
              (Ireland)                         64,606
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 4.4%
     1,135  Group Danone ADR (France)           31,496
     1,070  Unilever PLC ADR (United
              Kingdom)                          34,347
                                           -----------
                                                65,843
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
INSURANCE -- 2.4%
     2,033  ING Groep NV ADR
              (Netherlands)                $    35,639
                                           -----------
MANUFACTURING -- 4.2%
     2,160  SKF AB ADR (Sweden)                 63,050
                                           -----------
OIL AND GAS SERVICES -- 5.6%
     1,665  Petrochina Co. Ltd. ADR
              (China)                           50,283
     3,865  Statoil ASA ADR (Norway)            33,046
                                           -----------
                                                83,329
                                           -----------
PHARMACEUTICALS -- 8.2%
     1,000  Biovail Corp. ADR* (Canada)         47,060
       805  GlaxoSmithKline PLC ADR
              (United Kingdom)                  32,635
       890  Schering AG ADR (Germany)           43,129
                                           -----------
                                               122,824
                                           -----------
SEMICONDUCTORS AND RELATED -- 1.9%
     8,505  ARM Holdings PLC ADR* (United
              Kingdom)                          29,002
                                           -----------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 20.7%
     4,320  Alcatel S.A. ADR* (France)          38,664
     1,490  China Telecom Corp. Ltd. ADR
              (China)                           33,883
     2,805  Deutsche Telekom AG ADR*
              (Germany)                         42,636
     1,930  Nippon Telegraph and
              Telephone Corp. ADR (Japan)       38,214
     2,255  Nokia Oyj ADR (Finland)             37,050
     2,240  Telefonica Moviles SA ADR*
              (Spain)                           40,791
     2,300  Telefonos de Mexico SA ADR
              (Mexico)                          35,348
     2,205  Vodafone Group PLC ADR
              (United Kingdom)                  43,328
                                           -----------
                                               309,914
                                           -----------
UTILITIES -- 2.9%
     1,400  Enel S.p.A. ADR (Italy)             43,568
                                           -----------
TOTAL COMMON STOCKS
  (COST $1,263,936)                          1,466,874
                                           -----------

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

            INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.2%
MONEY MARKET FUNDS -- N.M.
       782  FBR Fund for Government
              Investors                    $       782
                                           -----------
GOVERNMENT AGENCY OBLIGATIONS -- 18.2%
  $272,000  FHLB Discount Notes
              0.5% due 7/1/03                  271,996
                                           -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $272,778)                              272,778
                                           -----------
TOTAL INVESTMENTS -- 116.3%
  (COST $1,536,714)                        $ 1,739,652
Payable for Funds Shares
  Redeemed -- (22.0)%                         (329,473)
Receivable for Securities Sold -- 6.6%          98,665
Liabilities in Excess of Other
  Assets -- (0.9)%                             (13,529)
                                           -----------
NET ASSETS -- 100.0%                       $ 1,495,315
                                           ===========
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
  Class A Shares                           $ 1,494,518
  Class B Shares                               147,303
  Class C Shares                                42,808
Net Operating Income                            14,551
Accumulated Net Realized Loss on
  Investments                                 (406,803)
Net Unrealized Appreciation of
  Investments                                  202,938
                                           -----------
NET ASSETS                                 $ 1,495,315
                                           ===========
  CLASS A                                  $ 1,303,585
                                           ===========
  CLASS B                                  $   151,017
                                           ===========
  CLASS C                                  $    40,713
                                           ===========
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 229,137 Shares Outstanding)        $5.69
                                           ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $5.69)                         $5.99
                                           ===========
  CLASS B SHARES
    (Based on 26,873 Shares Outstanding)         $5.62
                                           ===========
  CLASS C SHARES
    (Based on 7,260 Shares Outstanding)          $5.61
                                           ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

              LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 99.7%



APPAREL -- 3.1%
       170  Nike, Inc. Class B             $      9,093
     1,375  The Gap, Inc.                        25,795
                                           ------------
                                                 34,888
                                           ------------
BIOTECHNOLOGY AND DRUGS -- 6.6%
       550  Amgen, Inc.*                         36,542
       650  Teva Pharmaceutical
              Industries, Ltd.                   37,005
                                           ------------
                                                 73,547
                                           ------------
AUTOMOTIVE -- 2.2%
     1,270  Nissan Motor Co. Ltd. ADR            24,066
                                           ------------
COMPUTER EQUIPMENT -- 17.0%
      2365  Cisco Systems, Inc.*                 39,472
      1690  Dell Computer Corp.*                 54,012
       900  Emulex Corp.*                        20,493
     1,375  Hewlett-Packard Co.                  29,287
       540  International Business
              Machines Corp.                     44,550
                                           ------------
                                                187,814
                                           ------------
COMPUTER SOFTWARE AND SERVICES -- 10.2%
       820  First Data Corp.                     33,981
      1235  Microsoft Corp.*                     31,628
      1450  Yahoo!, Inc.*                        47,502
                                           ------------
                                                113,111
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 4.2%
       445  eBay, Inc.*                          46,360
                                           ------------
ENTERTAINMENT -- 2.9%
     1,120  Fox Entertainment Group,
              Inc.*                              32,234
                                           ------------
FINANCIAL SERVICES -- 5.5%
       960  SLM Corp.                            37,603
       575  Washington Mutual, Inc.              23,748
                                           ------------
                                                 61,351
                                           ------------
FOOD, BEVERAGE AND TOBACCO -- 2.3%
       450  Wm. Wrigley Jr. Co.                  25,304
                                           ------------
HEALTHCARE PRODUCTS AND SERVICES -- 1.9%
       415  Johnson & Johnson, Inc.              21,455
                                           ------------
INSURANCE -- 5.4%
       700  AFLAC, Inc.                          21,525
       525  The Progressive Corp.                38,378
                                           ------------
                                                 59,903
                                           ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 9.5%
       700  Boston Scientific Corp.*             42,770
       730  Forest Laboratories, Inc.*           39,967
       330  Stryker Corp.                        22,892
                                           ------------
                                                105,629
                                           ------------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
RETAIL -- 12.1%
     1,300  Amazon.com, Inc.*              $     47,437
       910  Bed Bath & Beyond, Inc.*             35,317
       500  Lowe's Companies, Inc.               21,475
       555  Wal-Mart Stores, Inc.                29,787
                                           ------------
                                                134,016
                                           ------------
SEMICONDUCTORS AND RELATED -- 4.1%
     2,830  Applied Materials, Inc.*             44,884
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 10.3%
       845  EchoStar Communications
              Corp.*                             29,254
     2,365  Nextel Communications, Inc.
              Class A*                           42,759
     1,170  Qualcomm, Inc.*                      41,828
                                           ------------
                                                113,841
                                           ------------
UTILITIES -- 2.4%
       500  Entergy Corp.                        26,390
                                           ------------
TOTAL COMMON STOCKS
  (COST $970,780)                             1,104,793
                                           ------------
TOTAL INVESTMENTS -- 99.7%
  (COST $970,780)                          $  1,104,793
    Other Assets Less Liabilities -- 0.3%         2,788
                                           ------------
NET ASSETS -- 100.0%                       $  1,107,581
                                           ============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
  Class A Shares                           $    509,939
  Class B Shares                                487,510
  Class C Shares                                430,871
  Net Investment Loss                            (7,476)
  Accumulated Net Realized Loss on
    Investments                                (447,276)
  Net Unrealized Appreciation of
    Investments                                 134,013
                                           ------------
NET ASSETS                                 $  1,107,581
                                           ============
  CLASS A                                  $    383,115
                                           ============
  CLASS B                                  $    387,183
                                           ============
  CLASS C                                  $    337,283
                                           ============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 72,181 Shares Outstanding)          $5.31
                                           ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $5.31)                          $5.59
                                           ============
  CLASS B SHARES
    (Based on 74,216 Shares Outstanding)          $5.22
                                           ============
  CLASS C SHARES
    (Based on 64,851 Shares Outstanding)          $5.20
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 102.7%



APPAREL -- 2.9%
       600  Coach, Inc.*                   $     29,844
                                           ------------
AUTOMOTIVE -- 3.9%
       600  PACCAR, Inc.                         40,452
                                           ------------
BANKING -- 2.5%
       600  First Virginia Banks, Inc.           25,872
                                           ------------
BIOTECHNOLOGY AND DRUGS -- 1.5%
       200  Allergan, Inc.                       15,420
                                           ------------
BUSINESS SERVICES -- 6.2%
       950  Mercury Interactive Corp.*           36,680
     2,500  WebMD Corp.*                         27,075
                                           ------------
                                                 63,755
                                           ------------
COMPUTER EQUIPMENT -- 12.5%
       525  Lexmark International, Inc.*         37,155
     1,200  Storage Technology Corp.*            30,888
     3,000  Western Digital Corp.*               30,900
       400  Zebra Technologies Corp.*            30,076
                                           ------------
                                                129,019
                                           ------------
COMPUTER SOFTWARE AND
  SERVICES -- 22.3%
     2,000  Citrix Systems, Inc.*                40,720
     1,300  Cognos, Inc.*                        35,100
       425  Electronic Arts, Inc.*               31,446
       800  Intuit, Inc.*                        35,624
       400  Pixar, Inc.*                         24,336
       600  Symantec Corp.*                      26,316
     1,300  Veritas Software Corp.*              37,271
                                           ------------
                                                230,813
                                           ------------
CONSUMER PRODUCTS AND SERVICES -- 3.9%
       650  Apollo Group, Inc.*                  40,144
                                           ------------
ELECTRONICS -- 6.0%
     1,700  American Power Conversion,
              Inc.*                              26,503
       900  Garmin, Ltd.                         35,883
                                           ------------
                                                 62,386
                                           ------------
FINANCIAL SERVICES -- 3.5%
       500  The Bear Stearns Companies,
              Inc.                               36,210
                                           ------------
FOOD, BEVERAGE AND TOBACCO -- 3.2%
     1,050  Dean Foods Co.*                      33,074
                                           ------------
INSTRUMENTS -- 2.5%
     1,100  Rockwell Automation, Inc.            26,224
                                           ------------
HEALTHCARE PRODUCTS AND
  SERVICES -- 5.3%
       400  Aetna, Inc.                          24,080
       550  Gilead Sciences, Inc.*               30,569
                                           ------------
                                                 54,649
                                           ------------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
MEDICAL EQUIPMENT, SERVICES AND
  SUPPLIES -- 11.3%
       700  Biomet, Inc.                   $     20,062
       600  Genzyme Corp.*                       25,080
     1,000  Lincare Holdings, Inc.*              31,510
       700  Varian Medical Systems, Inc.*        40,299
                                           ------------
                                                116,951
                                           ------------
PAPER AND PACKAGING -- 2.7%
       600  Ball Corp.                           27,306
                                           ------------
PHARMACEUTICALS -- 3.4%
     1,000  Mylan Laboratories, Inc.             34,770
                                           ------------
SEMICONDUCTORS AND RELATED -- 7.6%
     1,500  Nvidia Corp.*                        34,515
       400  QLogic Corp.*                        19,332
       400  Synopsys, Inc.*                      24,740
                                           ------------
                                                 78,587
                                           ------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 1.5%
       300  ADTRAN, Inc.                         15,387
                                           ------------
TOTAL COMMON STOCKS
  (COST $895,056)                             1,060,863
                                           ------------
MONEY MARKET FUNDS -- 3.9%



    40,623  FBR Fund for Government
              Investors                          40,623
                                           ------------
TOTAL MONEY MARKET FUNDS
  (COST $40,623)                                 40,623
                                           ------------
TOTAL INVESTMENTS -- 106.6%
  (COST $935,679)                            $1,101,486
Payable for Funds Shares
  Redeemed -- (29.8)%                         (307,891)
Receivable for Investment
  Sold -- 23.5%                                 242,453
Liabilities in Excess of Other
  Assets -- (0.3)%                              (2,955)
                                           ------------
NET ASSETS -- 100.0%                         $1,033,093
                                           ============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2003 (continued)
(unaudited)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
                                             (Note 1)
-------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $    628,455
    Class B Shares                              313,476
    Class C Shares                               61,335
  Net Investment Loss                           (11,662)
  Accumulated Net Realized Loss on
    Investments                                (124,318)
  Net Unrealized Appreciation of
    Investments                                 165,807
                                           ------------
NET ASSETS                                   $1,033,093
                                           ============
  CLASS A                                  $    621,361
                                           ============
  CLASS B                                  $    313,964
                                           ============
  CLASS C                                  $     97,768
                                           ============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 68,666 Shares Outstanding)          $9.05
                                           ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $9.05)                          $9.52
                                           ============
  CLASS B SHARES
    (Based on 35,025 Shares Outstanding)          $8.96
                                           ============
  CLASS C SHARES
    (Based on 10,894 Shares Outstanding)          $8.97
                                           ============

------------------------------

* Non-income producing
N.M.  Not Meaningful

ADR  American Depository Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2003
(unaudited)

                                                                  INTERNATIONAL    LARGE CAP     MID CAP
                                                     TOP 20          GROWTH         GROWTH       GROWTH
                                                    PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).............................  $     1,708      $     327      $    608     $    430
   Dividends (Note 1)............................       67,004         25,330         2,616        1,846
                                                   -----------      ---------      --------     --------
     Total Investment Income.....................       68,712         25,657         3,224        2,276
                                                   -----------      ---------      --------     --------
 EXPENSES
   Investment Advisory Fee (Note 2)..............       69,887          6,974         5,437        7,749
   Distribution Plan Fee (Note 4)
     Class A Shares..............................       12,056          1,527           511        1,165
     Class B Shares..............................       13,419            681         2,000        1,513
     Class C Shares..............................        8,243            184         1,393        1,574
   Transfer Agent and Custodian Fee (Note 3).....       39,503         31,773        30,543       30,773
   Registration Fees.............................       22,028         15,008        15,009       30,269
   Printing Expense..............................       17,101            520           821          884
   Audit Fees....................................        6,600          2,000         2,000        1,000
   Trustees' Fees................................        3,000          3,000         3,000        3,000
   Legal Expense.................................        2,963          2,083         2,083        2,083
   Insurance Expense.............................        1,044             37            29           21
   Other Expenses................................        1,843          1,458         1,424        1,453
                                                   -----------      ---------      --------     --------
     Total Expenses..............................      197,687         65,245        64,250       81,484
     Less Expenses Reimbursed by Investment
       Adviser (Note 2)..........................      (76,610)       (54,136)      (53,550)     (67,546)
                                                   -----------      ---------      --------     --------
       Net Expenses..............................      121,077         11,109        10,700       13,938
                                                   -----------      ---------      --------     --------
 NET INVESTMENT INCOME (LOSS)....................      (52,365)        14,548        (7,476)     (11,662)
                                                   -----------      ---------      --------     --------
 Net Realized Gain (Loss) on Investments.........   (1,135,777)      (125,160)      (28,723)      30,232
 Change in Net Unrealized Appreciation/
   Depreciation of Investments...................    3,618,838        282,421       191,813      198,639
                                                   -----------      ---------      --------     --------
 NET GAIN ON INVESTMENTS.........................    2,483,061        157,261       163,090      228,871
                                                   -----------      ---------      --------     --------
 NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS....................................  $ 2,430,696      $ 171,809      $155,614     $217,209
                                                   ===========      =========      ========     ========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           TOP 20                   INTERNATIONAL GROWTH
                                                         PORTFOLIO                       PORTFOLIO
 -----------------------------------------------------------------------------------------------------------
                                                FOR THE SIX                      FOR THE SIX
                                                  MONTHS        FOR THE YEAR       MONTHS       FOR THE YEAR
                                                   ENDED           ENDED            ENDED          ENDED
                                               JUNE 30, 2003    DECEMBER 31,    JUNE 30, 2003   DECEMBER 31,
                                                (UNAUDITED)         2002         (UNAUDITED)        2002
                                               -------------   --------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Gain (Loss)................   $   (52,365)    $   (132,477)    $   14,548      $    3,525
   Net Realized Loss on Investment
     Transactions............................    (1,135,777)      (4,518,363)      (125,160)       (104,333)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............     3,618,838       (4,154,340)       282,421        (115,650)
                                                -----------     ------------     ----------      ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............     2,430,696       (8,805,180)       171,809        (216,458)
                                                -----------     ------------     ----------      ----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
       Class A Shares........................            --               --             --          (3,522)
                                                -----------     ------------     ----------      ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares........................       203,668        1,733,139        785,619         905,112
       Class B Shares........................        23,119          427,950             --         122,275
       Class C Shares........................        46,395          418,809             --          20,749
   Reinvestment of Distributions:
       Class A Shares........................            --               --             --           3,522
   Cost of shares Redeemed:
       Class A Shares........................    (2,688,039)      (5,784,302)      (745,357)       (393,232)
       Class B Shares........................      (400,117)        (872,141)            --              --
       Class C Shares........................      (350,493)        (683,974)            --          (9,367)
                                                -----------     ------------     ----------      ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....    (3,165,467)      (4,760,519)        40,262         649,059
                                                -----------     ------------     ----------      ----------
       TOTAL INCREASE (DECREASE) IN NET
          ASSETS.............................      (734,771)     (13,565,699)       212,071         429,079
 NET ASSETS -- Beginning of Period...........    15,072,906       28,638,605      1,283,244         854,165
                                                -----------     ------------     ----------      ----------
 NET ASSETS -- End of Period.................   $14,338,135     $ 15,072,906     $1,495,315      $1,283,244
                                                ===========     ============     ==========      ==========
 SHARES
   Sold:
       Class A Shares........................        22,118          140,048        138,923         148,024
       Class B Shares........................         2,621           38,642             --          23,655
       Class C Shares........................         5,099           35,861             --           3,487
   Issued in Reinvestment of Distributions:
       Class A Shares........................            --               --             --             695
   Redeemed:
       Class A Shares........................      (291,484)        (498,629)      (128,336)        (70,418)
       Class B Shares........................       (43,649)         (80,090)            --              --
       Class C Shares........................       (39,734)         (61,080)            --          (1,623)
                                                -----------     ------------     ----------      ----------
     Net Increase (Decrease) in Shares.......      (345,029)        (425,248)        10,587         103,820
                                                ===========     ============     ==========      ==========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     LARGE CAP GROWTH                MID CAP GROWTH
                                                        PORTFOLIO                      PORTFOLIO
 ---------------------------------------------------------------------------------------------------------
                                                  FOR THE                        FOR THE        FOR THE
                                                SIX MONTHS     FOR THE YEAR    SIX MONTHS        PERIOD
                                                   ENDED          ENDED           ENDED          ENDED
                                               JUNE 30, 2003   DECEMBER 31,   JUNE 30, 2003   DECEMBER 31,
                                                (UNAUDITED)        2002        (UNAUDITED)       2002*
                                               -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................   $   (7,476)     $  (9,269)     $  (11,662)     $   (8,852)
   Net Realized Gain (Loss) on Investment
     Transactions............................      (28,723)      (126,421)         30,232        (154,550)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............      191,813       (100,611)        198,639         (32,832)
                                                ----------      ---------      ----------      ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............      155,614       (236,301)        217,209        (196,234)
                                                ----------      ---------      ----------      ----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares........................      171,758        268,821         187,366       1,485,153
       Class B Shares........................       28,538        361,178          67,642         373,176
       Class C Shares........................      154,880        145,969         117,248         272,530
   Cost of shares Redeemed:
       Class A Shares........................     (204,867)      (156,522)       (647,413)       (391,785)
       Class B Shares........................     (116,334)       (42,414)        (51,720)        (73,137)
       Class C Shares........................      (77,223)       (21,807)       (324,976)         (1,966)
                                                ----------      ---------      ----------      ----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....      (43,248)       555,225        (651,853)      1,663,971
                                                ----------      ---------      ----------      ----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................      112,366        318,924        (434,644)      1,467,737
 NET ASSETS -- Beginning of Period...........      995,215        676,291       1,467,737              --
                                                ----------      ---------      ----------      ----------
 NET ASSETS -- End of Period.................   $1,107,581      $ 995,215      $1,033,093      $1,467,737
                                                ==========      =========      ==========      ==========
 SHARES
   Sold:
       Class A Shares........................       36,711         52,015          22,756         165,054
       Class B Shares........................        5,896         69,324           8,602          41,403
       Class C Shares........................       32,534         28,295          14,422          32,432
   Redeemed:
       Class A Shares........................      (41,311)       (29,378)        (73,608)        (45,536)
       Class B Shares........................      (24,592)        (8,023)         (6,085)         (8,910)
       Class C Shares........................      (15,132)        (4,413)        (35,705)           (258)
                                                ----------      ---------      ----------      ----------
     Net Increase (Decrease) in Shares.......       (5,894)       107,820         (69,618)        184,185
                                                ==========      =========      ==========      ==========

------------------------------

 * From Commencement of Operations May 1, 2002.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                                                                               DISTRIBUTIONS TO
                                                       NET ASSET      NET       NET REALIZED     SHAREHOLDERS     DISTRIBUTIONS TO
                                                       VALUE --    INVESTMENT       AND            FROM NET         SHAREHOLDERS
                                                       BEGINNING     INCOME      UNREALIZED       INVESTMENT          FROM NET
                                                       OF PERIOD     (LOSS)     GAIN (LOSS)         INCOME         REALIZED GAINS
                                                       ---------   ----------   ------------   ----------------   ----------------
TOP 20 PORTFOLIO CLASS A SHARES
  For the six months ended June 30, 2003
    (unaudited)......................................   $ 8.86       $(0.03)       $ 1.74           $   --             $   --
  For the fiscal year ended December, 2002...........    13.45        (0.05)        (4.54)              --                 --
  For the fiscal year ended December, 2001...........    17.10        (0.17)        (3.40)              --              (0.08)
  For the fiscal year ended December, 2000...........    20.96        (0.20)        (1.44)              --              (2.22)
  For the fiscal year ended December, 1999...........    12.55        (0.18)         9.68               --              (1.09)
  For the period September 30, 1998* through December
    31, 1998.........................................    10.00        (0.01)         2.56               --                 --
TOP 20 PORTFOLIO CLASS B SHARES
  For the six months ended June 30, 2003
    (unaudited)......................................     8.61        (0.06)         1.68               --                 --
  For the fiscal year ended December, 2002...........    13.17        (0.13)        (4.43)              --                 --
  For the fiscal year ended December, 2001...........    16.94        (0.23)        (3.46)              --              (0.08)
  For the period March 28, 2000* through December 31,
    2000.............................................    27.85        (0.13)        (8.56)              --              (2.22)
TOP 20 PORTFOLIO CLASS C SHARES
  For the six months ended June 30, 2003
    (unaudited)......................................     8.62        (0.06)         1.69               --                 --
  For the fiscal year ended December, 2002...........    13.19        (0.13)        (4.44)              --                 --
  For the fiscal year ended December, 2001...........    16.95        (0.25)        (3.43)              --              (0.08)
  For the period April 18, 2000* through December 31,
    2000.............................................    21.54        (0.11)        (2.26)              --              (2.22)
INTERNATIONAL GROWTH PORTFOLIO CLASS A SHARES
  For the six months ended June 30, 2003
    (unaudited)......................................     5.08         0.06          0.55               --                 --
  For the fiscal year ended December, 2002...........     5.74         0.02         (0.66)           (0.02)                --
  For the fiscal year ended December, 2001...........     7.12           --         (1.38)              --                 --
  For the period September 5, 2000* through December
    31, 2000.........................................     9.74        (0.02)        (2.60)              --                 --
INTERNATIONAL GROWTH PORTFOLIO CLASS B SHARES
  For the six months ended June 30, 2003
    (unaudited)......................................     5.04         0.03          0.60               --                 --
  For the fiscal year ended December, 2002...........     5.70        (0.01)        (0.65)              --                 --
  For the fiscal year ended December, 2001...........     7.12        (0.04)        (1.38)              --                 --
  For the period November 2, 2000* through December
    31, 2000.........................................     8.31        (0.01)        (1.18)              --                 --
INTERNATIONAL GROWTH PORTFOLIO CLASS C SHARES
  For the six months ended June 30, 2003
    (unaudited)......................................     5.03         0.03          0.55               --                 --
  For the fiscal year ended December, 2002...........     5.71        (0.02)        (0.66)              --                 --
  For the period January 12, 2001* through December
    31, 2001.........................................     7.12        (0.01)        (1.40)              --
-----------------------------------------------------

 * Commencement of Operations
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                                  RATIOS TO AVERAGE NET ASSETS:
                                                 ----------------------------------------------------------------

                                                                                  NET INVESTMENT
         NET INCREASE   NET ASSET                                   EXPENSES      INCOME (LOSS)    NET INVESTMENT
          (DECREASE)    VALUE --      TOTAL      EXPENSES AFTER      BEFORE           AFTER         LOSS BEFORE
            IN NET       END OF     INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
         ASSET VALUE     PERIOD      RETURN+        (NOTE 2)        (NOTE 2)         (NOTE 2)         (NOTE 2)
         ------------   ---------   ----------   --------------   -------------   --------------   --------------
           $  1.71       $10.57         0.19%(A)      1.50%(B)         2.60%(B)       (0.52)%(B)        (1.62)%(B)
             (4.59)        8.86       (34.13)         1.50             2.27           (0.39)            (1.16)
             (3.65)       13.45       (20.89)         1.50             2.15           (1.10)            (1.75)
             (3.86)       17.10        (8.50)         1.40             1.89           (1.11)            (1.59)
             (8.41)       20.96        75.91          1.50             2.34           (1.34)            (2.19)
              2.55        12.55        25.50(A)       1.50(B)          7.90(B)        (0.64)(B)         (7.04)(B)
              1.62        10.23        18.82(A)       2.25(B)          3.35(B)        (1.25)(B)         (2.35)(B)
             (4.56)        8.61       (34.62)         2.25             3.02           (1.11)            (1.88)
             (3.77)       13.17       (21.75)         2.25             2.90           (1.84)            (2.49)
            (10.91)       16.94       (31.41)(A)      2.25(B)          2.74(B)        (1.84)(B)         (2.33)(B)
              1.63        10.25        18.91(A)       2.25(B)          3.35(B)        (1.27)(B)         (2.36)(B)
             (4.57)        8.62       (34.65)         2.25             3.02           (1.11)            (1.88)
             (3.76)       13.19       (21.68)         2.25             2.90           (1.84)            (2.49)
             (4.59)       16.95       (11.27)(A)      2.25(B)          2.74(B)        (1.83)(B)         (2.31)(B)
              0.61         5.69        12.01(A)       1.50(B)          9.27(B)         2.22(B)          (5.55)(B)
             (0.66)        5.08       (11.22)         1.49            10.80            0.36             (8.95)
             (1.38)        5.74       (19.38)         1.49            22.97            0.03            (21.45)
             (2.62)        7.12       (26.90)(A)      1.49(B)        120.64(B)        (0.54)(B)       (119.69)(B)
              0.63         5.67        11.51(A)       2.25(B)         10.02(B)         1.17(B)          (6.59)(B)
             (0.66)        5.04        11.58          2.21            11.52            0.74            (10.04)
             (1.42)        5.70       (19.94)         2.25            23.73           (0.65)           (22.13)
             (1.19)        7.12       (14.32)(A)      2.24(B)        121.39(B)        (0.83)(B)       (119.99)(B)
              0.58         5.61        11.53(A)       2.25(B)         10.02(B)         1.18(B)          (6.58)(B)
             (0.68)        5.03       (11.91)         2.25            11.56           (0.10)            (9.41)
             (1.41)        5.71       (19.80)(A)      2.21(B)         23.69(B)        (0.74)(B)        (22.22)(B)

             SUPPLEMENTARY DATA:
     ------------------------------------
                               NUMBER OF
                                SHARES
                 NET ASSETS   OUTSTANDING
                 AT END OF     AT END OF
     PORTFOLIO     PERIOD       PERIOD
     TURNOVER     (000'S)       (000'S)
     ---------   ----------   -----------
        131%      $ 9,694          917
        207        10,513        1,187
        185        20,784        1,545
        118        28,737        1,680
        235        23,433        1,118
         82         7,202          574
        131         2,902          284
        207         2,795          325
        185         4,823          366
        118         4,922          290
        131         1,742          170
        207         1,765          205
        185         3,032          230
        118         3,030          179
        102         1,303          229
         85         1,111          219
        241           805          140
         42            89           13
        102           151           27
         85           135           27
        241            18            3
         42            17            2
        102            41            7
         85            37            7
        241            31            5

FINANCIAL HIGHLIGHTS


                                                              NET ASSET                  NET REALIZED    NET INCREASE
                                                              VALUE --        NET            AND          (DECREASE)
                                                              BEGINNING    INVESTMENT     UNREALIZED     IN NET ASSET
                                                              OF PERIOD       LOSS       GAIN (LOSS)        VALUE
                                                              ---------    ----------    ------------    ------------
LARGE CAP GROWTH PORTFOLIO CLASS A SHARES
  For the six months ended June 30, 2003 (unaudited)........   $ 4.63        $(0.03)        $ 0.71          $ 0.68
  For the fiscal year ended December, 2002..................     6.21         (0.03)         (1.55)          (1.58)
  For the fiscal year ended December, 2001..................     8.41         (0.01)         (2.19)          (2.20)
  For the period September 5, 2000* through December 31,
    2000....................................................    11.22         (0.01)         (2.80)          (2.81)
LARGE CAP GROWTH PORTFOLIO CLASS B SHARES
  For the six months ended June 30, 2003 (unaudited)........     4.56         (0.04)          0.70            0.66
  For the fiscal year ended December, 2002..................     6.18         (0.05)         (1.57)          (1.62)
  For the fiscal year ended December, 2001..................     8.40         (0.04)         (2.18)          (2.22)
  For the period October 3, 2000* through December 31,
    2000....................................................    10.35         (0.01)         (1.94)          (1.95)
LARGE CAP GROWTH PORTFOLIO CLASS C SHARES
  For the six months ended June 30, 2003 (unaudited)........     4.55         (0.04)          0.69            0.65
  For the fiscal year ended December, 2002..................     6.15         (0.06)         (1.54)          (1.60)
  For the fiscal year ended December, 2001..................     8.39         (0.07)         (2.17)          (2.24)
  For the period September 26, 2000* through December 31,
    2000....................................................    10.81         (0.01)         (2.41)          (2.42)
MID CAP GROWTH PORTFOLIO CLASS A SHARES
  For the six months ended June 30, 2003 (unaudited)........     7.98         (0.08)          1.15            1.07
  For the period May 1, 2002* through December 31, 2002.....    10.00         (0.04)         (1.98)          (2.02)
MID CAP GROWTH PORTFOLIO CLASS B SHARES
  For the six months ended June 30, 2003 (unaudited)........     7.94         (0.09)          1.11            1.02
  For the period May 1, 2002* through December 31, 2002.....    10.00         (0.08)         (1.98)          (2.06)
MID CAP GROWTH PORTFOLIO CLASS C SHARES
  For the six months ended June 30, 2003 (unaudited)........     7.95         (0.28)          1.30            1.02
  For the period May 1, 2002* through December 31, 2002.....    10.00         (0.05)         (2.00)          (2.05)
------------------------------------------------------------

 * Commencement of Operations
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                       RATIOS TO AVERAGE NET ASSETS
                                     ----------------------------------------------------------------

                                                        EXPENSES      NET INVESTMENT   NET INVESTMENT
          NET ASSET       TOTAL      EXPENSES AFTER      BEFORE         LOSS AFTER      LOSS BEFORE
         VALUE -- END   INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
          OF PERIOD      RETURN+        (NOTE 2)        (NOTE 2)         (NOTE 2)         (NOTE 2)
         ------------   ----------   --------------   -------------   --------------   --------------
            $5.31          14.69%(A)      1.50%(B)        11.36%(B)       (0.90)(B)        (10.76)(B)
             4.63         (25.44)         1.50            15.40           (0.73)           (14.63)
             6.21         (26.16)         1.50            18.11           (0.19)           (16.80)
             8.41         (25.04)(A)      1.47(B)         48.33(B)        (0.30)(B)        (47.16)(B)
             5.22          14.47(A)       2.25(B)         12.11(B)        (1.67)(B)        (11.52)
             4.56         (26.21)         2.25            16.15           (1.47)           (15.37)
             6.18         (26.43)         2.25            18.86           (0.95)           (17.56)
             8.40         (18.92)(A)      2.22(B)         49.08(B)        (0.72)(B)        (47.58)(B)
             5.20          31.37(A)       2.25(B)          12.1(B)        (1.66)(B)        (11.51)(B)
             4.55         (26.02)         2.25            16.15           (1.47)           (15.37)
             6.15         (26.70)         2.25            18.87           (0.92)           (17.54)
             8.39         (22.39)(A)      2.22(B)         49.08(B)        (0.54)(B)        (47.40)(B)
             9.05          13.41(A)       1.50(B)         10.24(B)        (1.21)(B)         (9.95)(B)
             7.98         (20.20)(A)      1.48(B)         11.11(B)        (0.97)(B)        (10.60)(B)
             8.96          12.85(A)       2.25(B)         10.99(B)        (1.97)(B)        (10.71)(B)
             7.94         (20.60)(A)      2.24(B)         11.87(B)        (1.71)(B)        (11.34)(B)
             8.97          12.83(A)       2.25(B)         11.01(B)        (1.94)(B)        (10.70)(B)
             7.95         (20.50)(A)      2.23(B)         11.86(B)        (1.80)(B)        (11.43)(B)

              SUPPLEMENTARY DATA
     ------------------------------------
                               NUMBER OF
                                SHARES
                 NET ASSETS   OUTSTANDING
                 AT END OF     AT END OF
     PORTFOLIO     PERIOD       PERIOD
     TURNOVER     (000'S)       (000'S)
     ---------   ----------   -----------
         31%        $383           72
        116          355           77
        127          336           54
         26          258           31
         31          387           74
        116          424           93
        127          195           32
         26          138           16
         31          337           65
        116          216           47
        127          145           24
         26          222           27
         66          621           69
         78          954          120
         66          314           35
         78          258           32
         66           98           11
         78          256           32

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2003
(unaudited)

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of four Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, the Large Cap Growth Portfolio, a non-diversified open-end management company, and the Mid Cap Growth Portfolio, a non-diversified open-end management company. On May 9, 2003, the Board of Trustees (the "Board") approved the termination and liquidation of the Navellier All Cap Growth and Navellier Money Market Portfolios. The Plan of Dissolution, Liquidation and Termination called for the dissolution and liquidation of the Navellier All Cap Growth and Navellier Money Market Portfolios as of June 30, 2003, and were accordingly liquidated on that date. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares. Class A shares have been offered since September 30, 1998 for the Top 20 Portfolio, International Growth, and Large Cap Growth Portfolios, and May 1, 2002 for the Mid Cap Growth. Class B and Class C shares have been offered since March 2, 2000 for the Top 20 Portfolio, September 5, 2000 for International Growth, and Large Cap Growth Portfolios, and May 1, 2002 for the Mid Cap Growth Portfolio. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually, except for the Money Market Portfolio, which are declared daily and paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio, the International Growth

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

Portfolio, the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio totaling $76,610, $54,136, $53,550 and $67,546 respectively.

     At June 30, 2003, the statement of net assets includes the following amounts payable to the Adviser and Distributor:

                                                                    INTERNATIONAL    LARGE CAP     MID CAP
                                                        TOP 20         GROWTH         GROWTH       GROWTH
                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                       ---------    -------------    ---------    ---------
Adviser..............................................   $11,925        $1,394         $1,028       $1,281
                                                        =======        ======         ======       ======
Distributor..........................................   $   194        $   14         $   23       $   19
                                                        =======        ======         ======       ======

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the periods listed below, these fees were as follows:

                                                              CLASS B SHARES    CLASS C SHARES
                                                              --------------    --------------
Top 20 Portfolio
  For the six months ended June 30, 2003....................     $12,158            $2,125
  For the year ended December 31, 2002......................      16,275             1,204
  For the year ended December 31, 2001......................      25,678             2,795
International Growth Portfolio
  For the six months ended June 30, 2003....................          --                --
  For the year ended December 31, 2002......................          --                94
  For the year ended December 31, 2001......................          --                54
Large Cap Growth Portfolio
  For the six months ended June 30, 2003....................       5,460             1,031
  For the year ended December 31, 2002......................       1,574                --
  For the year ended December 31, 2001......................         240                --
Mid Cap Growth Portfolio
  For the six months ended June 30, 2003....................         909             1,468
  For the period May 1, 2002* through December 31, 2002.....         600                19

     The Fund pays each of its Trustees not affiliated with the Adviser $12,000 annually. For the six months ended June 30, 2003, Trustees' fees totaled $18,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

     Effective September 8, 2003, Integrated Fund Services, Inc. ("Integrated") will become the Transfer Agent, Fund Accountant and Fund Administrator to the Fund, pursuant to an agreement between the Fund and Integrated. Integrated is a Cincinnati-based mutual fund servicing company that has been in operation since 1983. FBR National Bank & Trust will continue to serve as the Fund's custodian.

------------------------------------------------------
* Commencement of Operations

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

     For the six months ended June 30, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                 INTERNATIONAL    LARGE CAP      MID CAP
                                                    TOP 20          GROWTH         GROWTH        GROWTH
                                                  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                 ------------    -------------    ---------    -----------
Purchases......................................  $ 18,491,994     $ 1,439,839     $ 362,440    $   954,313
                                                 ============     ===========     =========    ===========
Sales..........................................  $(21,618,991)    $(1,367,093)    $(310,888)   $(1,560,352)
                                                 ============     ===========     =========    ===========

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of June 30, 2003, based on the cost for Federal income tax purposes are as follows:

                                                                   INTERNATIONAL    LARGE CAP     MID CAP
                                                      TOP 20          GROWTH         GROWTH       GROWTH
                                                     PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                    -----------    -------------    ---------    ---------
Gross Unrealized Appreciation.....................  $ 2,520,483     $  212,014      $155,789     $224,055
Gross Unrealized Depreciation.....................      (58,835)        (9,076)      (21,776)     (58,248)
                                                    -----------     ----------      --------     --------
Net Unrealized Appreciation.......................  $ 2,461,648     $  202,938      $134,013     $165,807
                                                    ===========     ==========      ========     ========
Cost of Investments for Federal Income Tax
  Purposes........................................  $11,981,649     $1,536,714      $970,780     $935,679
                                                    ===========     ==========      ========     ========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

7. Federal Income Tax

     At December 31, 2002, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                              ALL CAP     INTERNATIONAL   LARGE CAP
                                                 TOP 20        GROWTH        GROWTH        GROWTH      MID CAP
                                                PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO    GROWTH
      EXPIRES DECEMBER 31,                                                                            PORTFOLIO
      --------------------                     -----------   ----------   -------------   ---------   ---------
      2008...................................  $        --   $   15,019     $  4,532      $  1,955    $     --
      2009...................................   11,569,611    2,754,393      133,011       245,519          --
      2010...................................    3,626,476    1,851,305       85,587       149,632     115,685
                                               -----------   ----------     --------      --------    --------
                                               $15,196,087   $4,620,717     $223,130      $397,106    $115,685
                                               ===========   ==========     ========      ========    ========

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2003, the Large Cap Growth Portfolio had an outstanding loan of $38,142 at an annualized interest rate of 2.12%.

      CUSTODIAN & TRANSFER AGENT        NAVELLIER OFFICES

       FBR National Bank & Trust        c/o Navellier Securities Corp.
            4922 Fairmont Avenue        One East Liberty, Third Floor
              Bethesda, MD 20814        Reno, Nevada 89501

             800-622-1386 E.S.T.        800-887-8670 P.S.T.

ITEM 2. CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Navellier Millennium Funds
---------------------------------------------------------


By:               /s/ ARJEN KUYPER                                     8/29/03
                  --------------------------------------------------------------
                  Arjen Kuyper                                           Date
                  Treasurer
                  The Navellier Millennium Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:               /s/ LOUIS G. NAVELLIER                               8/29/03
                  --------------------------------------------------------------
                  Louis G. Navellier                                     Date
                  President and Trustee
                  The Navellier Millennium Funds
                  (Principal Executive Officer)



By:               /s/ ARJEN KUYPER                                     8/29/03
                  --------------------------------------------------------------
                  Arjen Kuyper                                           Date
                  Treasurer
                  The Navellier Millennium Funds
                  (Principal Financial Officer and Accounting Officer)